Defined benefit pension schemes - Actuarial assumptions (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined benefit pension schemes
Long-term mortality improvement rate for males	1.75%	1.75%
Long-term mortality improvement rate for females	1.25%	1.25%
Pension plans
Defined benefit pension schemes
Discount rate	2.50%	2.60%	3.80%
Rate of increase in salaries	3.10%	3.20%	3.00%
Rate of inflation - Retail prices index (RPI)	3.10%	3.20%	3.00%
Rate of inflation - Consumer prices index (CPI)	2.10%	2.20%	2.00%
PSPS: Guaranteed (maximum 5%)
Defined benefit pension schemes
Rate of increase of pensions in payment for inflation	2.50%	2.50%	2.50%
PSPS: Guaranteed (maximum 5%) | Maximum
Defined benefit pension schemes
Rate of increase of pensions in payment for inflation	5.00%	5.00%	5.00%
PSPS: Guaranteed (maximum 2.5%)
Defined benefit pension schemes
Rate of increase of pensions in payment for inflation	2.50%	2.50%	2.50%
PSPS: Guaranteed (maximum 2.5%) | Maximum
Defined benefit pension schemes
Rate of increase of pensions in payment for inflation	2.50%	2.50%	2.50%
PSPS: Discretionary
Defined benefit pension schemes
Rate of increase of pensions in payment for inflation	2.50%	2.50%	2.50%
Other schemes
Defined benefit pension schemes
Rate of increase of pensions in payment for inflation	3.10%	3.20%	3.00%